Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Class A common stock subject to possible redemption	27,385,874
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	75,000,000
Common stock, shares issued	1,364,126
Common stock, shares outstanding	1,364,126
Class B Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	3,833,333
Common stock, shares outstanding	3,833,333
Class C Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	15,000,000
Common stock, shares issued	5,750,000
Common stock, shares outstanding	5,750,000